Equity (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of classes of share capital [line items]
Disclosure of detailed information about number of shares issued [text block]

No of shares

	March 31, 2026	March 31, 2025
Issued as of April 01	434,102,399	183,332,460
Issued for cash	-	249,998,963
Exercise of share options	505,290	770,976
Issued as of March 31	434,607,689	434,102,399
Value (₹) (‘000)	4,359	4,354

Summary of fully paid compulsorily convertible debentures	18A. Compulsorily Convertible debentures:
	March 31, 2026	March 31, 2025

Compulsorily convertible Debentures issued to Kotak Data Center Fund	3,406	3,406
	3,406	3,406

Disclosure of detailed information about non-controlling interest [text block]

iv) Further, non-controlling interest which will arise upon Termination of DSA are disclosed as below: -

Details	Sub total	Total
Pre-conversion share of share capital and other equity	1,200	1,200
Share capital on conversion	698	9,469
Other equity on conversion	8,771
Post-conversion share of profits	(11)	(11)
Total	10,658	10,658

Patel Auto Engineering Company (India) Private Limited (“PAECIPL”) [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about business combination [text block]
Particulars	Rs. (in million)
Carrying amount of net assets acquired	425
Consideration paid	513
decrease in equity adjusted in retained earnings	(88)

Print House (India) Pvt Ltd [Member]
Disclosure of classes of share capital [line items]
Disclosure of detailed information about business combination [text block]
Particulars	Rs. (in million)
Carrying amount of Investments acquired	500
Consideration paid	731
decrease in equity adjusted in retained earnings	(231)